Equity (Details) - Schedule of Grants of Options to Employees and Other Service - 12 months ended Dec. 31, 2023 $ / shares in Units, $ in Thousands		USD ($) $ / shares	ILS (₪) shares
Schedule of Grants of Options to Employees and Other Service [Abstract]
Number of options granted			1,697,500
Number of options outstanding (in New Shekels and Dollars) | ₪			₪ 1,627,500
Number of options exercisable			1,488,958
January 2019 [Member]
Schedule of Grants of Options to Employees and Other Service [Abstract]
Number of options granted	[1]		150,000
Exercise price per option to ordinary shares (in Dollars per share) | $ / shares	[1]	$ 11.8
Currency exercise	[1]		NIS
Fair value on grant date in thousands (in New Shekels and Dollars) | $	[1]	$ 257
Number of options outstanding (in New Shekels and Dollars) | ₪	[1]		₪ 112,500
Number of options exercisable	[1]		112,500
Expiration date	[1]		January 9, 2025
July 2019 [Member]
Schedule of Grants of Options to Employees and Other Service [Abstract]
Number of options granted	[1]		62,500
Exercise price per option to ordinary shares (in Dollars per share) | $ / shares	[1]	$ 11.8
Currency exercise	[1]		NIS
Fair value on grant date in thousands (in New Shekels and Dollars) | $	[1]	$ 92
Number of options outstanding (in New Shekels and Dollars) | ₪	[1]		₪ 62,500
Number of options exercisable	[1]		62,500
Expiration date	[1]		July 25, 2025
June 2020 [Member]
Schedule of Grants of Options to Employees and Other Service [Abstract]
Number of options granted			62,500
Exercise price per option to ordinary shares (in Dollars per share) | $ / shares		$ 11.8
Currency exercise			NIS
Fair value on grant date in thousands (in New Shekels and Dollars) | $		$ 82
Number of options outstanding (in New Shekels and Dollars) | ₪			₪ 62,500
Number of options exercisable			62,500
Expiration date			May 31, 2026
July 2020 [Member]
Schedule of Grants of Options to Employees and Other Service [Abstract]
Number of options granted	[1]		37,500
Exercise price per option to ordinary shares (in Dollars per share) | $ / shares	[1]	$ 8.96
Currency exercise	[1]		NIS
Fair value on grant date in thousands (in New Shekels and Dollars) | $	[1]	$ 36
Number of options outstanding (in New Shekels and Dollars) | ₪	[1]		₪ 37,500
Number of options exercisable	[1]		37,500
Expiration date	[1]		July 8, 2026
October 2020 [Member]
Schedule of Grants of Options to Employees and Other Service [Abstract]
Number of options granted			15,000
Exercise price per option to ordinary shares (in Dollars per share) | $ / shares		$ 11.8
Currency exercise			NIS
Fair value on grant date in thousands (in New Shekels and Dollars) | $		$ 21
Number of options outstanding (in New Shekels and Dollars) | ₪			₪ 15,000
Number of options exercisable			15,000
Expiration date			October 21, 2026
June 2021 [Member]
Schedule of Grants of Options to Employees and Other Service [Abstract]
Number of options granted	[1]		900,000
Exercise price per option to ordinary shares (in Dollars per share) | $ / shares	[1]	$ 1.783
Currency exercise	[1]		USD
Fair value on grant date in thousands (in New Shekels and Dollars) | $	[1]	$ 1,221
Number of options outstanding (in New Shekels and Dollars) | ₪	[1]		₪ 900,000
Number of options exercisable	[1]		825,000
Expiration date	[1]		June 29, 2027
June 2021 One [Member]
Schedule of Grants of Options to Employees and Other Service [Abstract]
Number of options granted			280,000
Exercise price per option to ordinary shares (in Dollars per share) | $ / shares		$ 1.783
Currency exercise			USD
Fair value on grant date in thousands (in New Shekels and Dollars) | $		$ 380
Number of options outstanding (in New Shekels and Dollars) | ₪			₪ 262,500
Number of options exercisable			240,625
Expiration date			June 29, 2027
June 2021 Two [Member]
Schedule of Grants of Options to Employees and Other Service [Abstract]
Number of options granted			100,000
Exercise price per option to ordinary shares (in Dollars per share) | $ / shares		$ 1.783
Currency exercise			USD
Fair value on grant date in thousands (in New Shekels and Dollars) | $		$ 136
Number of options outstanding (in New Shekels and Dollars) | ₪			₪ 100,000
Number of options exercisable			83,333
Expiration date			June 1, 2027
October 2021 [Member]
Schedule of Grants of Options to Employees and Other Service [Abstract]
Number of options granted			90,000
Exercise price per option to ordinary shares (in Dollars per share) | $ / shares		$ 1.783
Currency exercise			USD
Fair value on grant date in thousands (in New Shekels and Dollars) | $		$ 91
Number of options outstanding (in New Shekels and Dollars) | ₪			₪ 75,000
Number of options exercisable			50,000
Expiration date			October 12, 2027

[1]	Granted to related parties.